Consolidated Balance Sheets $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Jan. 01, 2022 USD ($)
Assets
Holding company cash and investments (including assets pledged for derivative obligations - $197.7; December 31, 2022 - $104.6; January 1, 2022 - $111.0)	$ 1,781.6	$ 1,345.8		$ 1,478.3
Insurance contract receivables	926.1	648.9		650.1
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents - $637.0; December 31, 2022 - $854.4; January 1, 2022 - $1,246.4)	7,165.6	9,368.2		21,799.5
Bonds (cost $36,511.9; December 31, 2022 - $29,534.4; January 1, 2022 - $13,836.3)	36,850.8	28,578.5		14,091.2
Preferred stocks (cost $898.3; December 31, 2022 - $808.3; January 1, 2022 - $576.6)	2,447.4	2,338.0		2,405.9
Common stocks (cost $6,577.2; December 31, 2022 - $5,162.6; January 1, 2022 - $4,717.2)	6,903.4	5,124.3		5,468.9
Investments in associates (fair value $7,553.2; December 31, 2022 - $6,772.9; January 1, 2022 - $5,671.9)	6,607.6	6,093.1		4,749.2
Derivatives and other invested assets (cost $952.0; December 31, 2022 - $869.8; January 1, 2022 - $888.2)	1,025.3	828.5		991.2
Assets pledged for derivative obligations (cost $137.7; December 31, 2022 - $52.4; January 1, 2022 - $119.6)	139.3	51.3		119.6
Fairfax India cash, portfolio investments and associates (fair value $3,507.6; December 31, 2022 - $3,079.6; January 1, 2022 - $3,336.4)	2,282.7	1,942.8		2,066.0
Total portfolio investments	63,422.1	54,324.7		51,691.5
Reinsurance contract assets held	10,887.7	9,691.5		9,893.1
Deferred income tax assets	301.1	137.3		449.1
Goodwill and intangible assets	6,376.3	5,689.0		5,928.2
Other assets	8,290.2	6,981.3		6,034.1
Total assets	91,985.1	78,818.5		76,124.4
Liabilities
Accounts payable and accrued liabilities	5,487.2	4,806.6		4,587.6
Derivative obligations	444.9	191.0		152.9
Deferred income tax liabilities	1,250.3	868.0		586.5
Insurance contract payables	1,206.9	1,402.7		1,826.0
Insurance contract liabilities	46,171.4	39,906.6		39,742.2
Borrowings	9,723.5	8,624.9
Total liabilities	64,284.2	55,799.8		54,648.2
Equity
Shareholders' equity attributable to shareholders of Fairfax	22,950.5	19,115.8		16,535.3
Non-controlling interests	4,750.4	3,902.9		4,940.9
Total equity	27,700.9	23,018.7	[1]	21,476.2
Total liabilities and total equity	91,985.1	78,818.5		76,124.4
Common shares
Equity
Equity in stock	21,615.0	17,780.3		15,199.8
Preferred shares
Equity
Equity in stock	1,335.5	1,335.5		1,335.5
Holding company and insurance and reinsurance companies
Liabilities
Borrowings	7,824.5	6,621.0		6,129.3
Non-insurance companies
Liabilities
Borrowings	$ 1,899.0	$ 2,003.9		$ 1,623.7

[1]	See note 3 for details of transition to IFRS 17.